Future Minimum Rental Payments under Leases Having Initial or Remaining Non-cancelable Term in Excess of One Year (Detail) (USD $)	Dec. 31, 2012
Leases Future Minimum Payments [Line Items]
2013	$ 1,599,763
2014	1,396,034
2015	1,359,994
2016	1,106,919
2017	894,757
Thereafter	3,899,368
Operating Leases, Future Minimum Payments Due, Total	$ 10,256,835